INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME (LOSS) BEFORE INCOME TAXES	The components of income (loss) before income taxes were as follows:

	December 31,
(in thousands)	2019	2020
Domestic	$(104,690)	$14,773
Foreign	(2,897)	(943)
Income (loss) before income taxes	$(107,587)	$13,830

SCHEDULE OF INCOME TAX PROVISION (BENEFIT)

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except percentages)	2020	2021	2020	2021
Income (loss) before income taxes	$58,118	$(464,158)	$5,530	$(1,897,182)
Provision for income taxes	534	37,507	448	49,286
Effective Tax Rate	0.9%	(8.1)%	8.1%	(2.6)%

The components of the provision for (benefit from) income taxes were as follows:

	December 31,
(in thousands)	2019	2020
Current:
Federal	$(58)	$2,780
State	(295)	3,801
Foreign	—	—
Total current tax expense (benefit)	(353)	6,581
Deferred:
Federal	—	—
State	—	—
Foreign	(665)	(200)
Total deferred tax expense (benefit)	(665)	(200)
Total provision for (benefit from) income taxes	$(1,018)	$6,381

SCHEDULE OF RECONCILIATION OF FEDERAL STATUTORY INCOME TAX TO PROVISION FOR (BENEFIT FROM) INCOME TAXES
The reconciliation of federal statutory income tax to our provision for (benefit from) income taxes was as follows:

	December 31,
(in thousands)	2019	2020
Federal tax (benefit) at statutory rate	(22,593)	2,905
State tax (benefit), net of federal benefit	(5,491)	(862)
Foreign rate differential	(57)	(2)
Share-based compensation	(1,221)	(2,654)
Tender offer compensation	4,229	3,607
Research and development credits	(2,104)	(10,489)
Non-deductible regulatory settlements	—	21,000
Permanent differences	—	526
Other	905	52
Change in valuation allowance	25,314	(7,702)
Total provision for (benefit from) income taxes	$(1,018)	$6,381

SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES
Significant components of our deferred tax assets and liabilities consist of the following:

	December 31,
(in thousands)	2019	2020
Deferred tax assets:
Accruals and other liabilities	7,704	14,849
Lease liabilities	9,859	13,794
Tax credit carryforwards	3,198	9,058
Net operating loss carryforwards	23,091	3,141
Share-based compensation	1,442	3,123
Other	686	3,386
Total deferred tax assets	45,980	47,351
Deferred tax liabilities:
Right of use assets	(8,194)	(12,551)
Depreciation and amortization	(1,914)	(6,965)
Total deferred tax liabilities	(10,108)	(19,516)
Valuation allowance	$(35,207)	$(26,909)
Net deferred tax assets	$665	$926

SCHEDULE OF RECONCILIATION OF UNRECOGNIZED TAX BENEFITS
The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	December 31,
	2019	2020
Unrecognized benefit - beginning of period	$759	$2,177
Gross increases - current year tax positions	797	4,395
Gross increases - prior year tax positions	621	848
Unrecognized benefit - end of period	$2,177	$7,420